Unaudited Interim Condensed Consolidated Statement of Profit or Loss - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Profit or loss [abstract]
Product sales	€ 48,598	€ 32,149
Other revenues	634	604
REVENUES	49,232	32,753
Cost of goods and services	(23,043)	(22,160)
Research and development expenses	(14,953)	(13,131)
Marketing and distribution expenses	(10,393)	(11,333)
General and administrative expenses	(8,964)	(11,670)
Gain from sale of Priority Review Voucher, net	0	90,833
Other income and expenses, net	2,160	2,917
OPERATING PROFIT/(LOSS)	(5,960)	68,208
Finance income	511	266
Finance expenses	(5,979)	(7,045)
Foreign exchange gain/(loss), net	3,670	(2,512)
PROFIT/(LOSS) BEFORE INCOME TAX	(7,758)	58,918
Income tax benefit/(expense)	(1,474)	(8)
PROFIT/(LOSS) FOR THE PERIOD	€ (9,232)	€ 58,909
Earnings/(losses) per share for profit/(loss) for the period attributable to the equity holders of the Company (expressed in € per share)
Basic earnings (losses) per share for profit/(loss) for the period attributable to the equity holders of the Company (in euro per share)	€ (0.06)	€ 0.42
Diluted earnings (losses) per share for profit/(loss) for the period attributable to the equity holders of the Company (in euro per share)	€ (0.06)	€ 0.41